Accounts receivable and others (Details Textual) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Accounts receivable and others (Textual)
Accounts receivable	R$ 125,320	R$ 95,176
Paraguay [Member]
Accounts receivable and others (Textual)
Value added tax recovered	4,844
Brenco [Member]
Accounts receivable and others (Textual)
Accounts receivable	R$ 18,290